Junior Subordinated Deferrable Interest Debentures (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Junior subordinated deferrable interest debentures, major types of business trusts
Number of statutory business trusts issuing trust preferred securities | item	6
Junior subordinated deferrable interest debentures	$ 160,416,000	$ 160,416,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VIII, IX, X, XI and XII | item	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	$ 160,416,000	$ 160,416,000
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	25,990,000
Trust X
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021,000